Financial assets at fair value through other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2020
Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Summary of financial assets at fair value through other comprehensive income
3 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
	30 June 2020	31 December 2019
Equity securities	1,998	2,306
Debt securities[1]	35,650	30,483
Loans and advances[1]	1,345	1,680
	38,993	34,468

1 Debt securities include an amount of EUR -10 million (31 December 2019: EUR -7 million) and the Loans and advances includes EUR -3 million (31 December 2019: EUR -3 million) of Loan loss provisions.

Summary of Equity Securities Designated as at Fair Value Tthrough Other Comprehensive Income
Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carryingvalue	Dividend income	Carryingvalue	Dividend income
	30 June 2020	30 June 2020	31 December 2019	31 December 2019
Investment in Bank of Beijing	1,704	–	2,001	93
Other Investments	294	2	305	18
	1,998	2	2,306	111

Summary of Changes in Fair Value through Other Comprehensive Income Financial Assets
Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Opening balance as at 1 January	2,306	3,228	32,163	27,995	34,468	31,223
Additions	9	11	13,087	16,259	13,095	16,270
Amortisation			32	–12	32	–12
Transfers and reclassifications	1	3	–	–0	1	3
Changes in unrealised revaluations[2]	–289	139	611	258	322	397
Impairments			–0	–2	–0	–2
Reversals of impairments			–3	1	–3	1
Disposals and redemptions	–1	–1,091	–8,524	–12,298	–8,526	–13,389
Exchange rate differences	–27	15	–369	–40	–396	–25
Changes in the composition of the group and other changes	–0	–	–0	2	–0	3
Closing balance	1,998	2,306	36,995	32,163	38,993	34,468

1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2 Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss.